Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Interest expense on lease liabilities	$ 13,307	$ 12,657	$ 13,689
Interest expense	5,512	513	678
Loss/(gain) on interest rate swaps	0	217	460
Total	$ 18,819	$ 13,387	$ 14,827